Advances from Federal Home Loan Bank - Summarized Federal Home Loan Bank Advances (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Federal Home Loan Banks [Abstract]
Fixed-rate	$ 46,780	$ 43,741
Weighted Average Rate	3.72%	4.09%